Label	Element	Value
PNC Multi-Factor Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PNC Multi-Factor Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. Purchases of Class A Shares may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of PNC Funds. More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 147 and in the “Additional Purchase and Redemption Information” section of the Fund’s Statement of Additional Information on page 64.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A, Class C, or Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the Fee Waiver and Expense Reimbursement and the contractual limitation on Distribution (12b-1) Fees for Class A Shares are reflected only in the one-year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of large-cap companies.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities issued by large-cap companies. For purposes of its 80% policy, the Fund defines a large-cap company as one whose market capitalization falls within the market capitalization range of companies represented in the Russell 1000® Value Index. As of December 31, 2017, companies in the Russell 1000® Value Index ranged in market capitalization from $465 million to $376.3 billion. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy. The Fund may also invest in foreign stocks in keeping with the Fund’s objective.

PNC Capital Advisors, LLC (the “Adviser”) employs a systematic multi-factor process to identify companies that it believes have the potential to produce earnings in excess of market expectations. The Adviser evaluates issuers and selects investments based on a variety of quantitative measures, referred to as “factors.” The Fund’s multi-factor quantitative process uses quality factors, such as a company’s stability of earnings; momentum factors, such as movements in both price and earnings and earnings surprises; and value factors, such as price-to-earnings, price-to-book, and price-to-cash flow ratios.

Consistent with its multi-factor orientation, the Adviser’s stock selection process for the Fund is expected to result in investments in companies with value characteristics. The Fund’s investment weighting in any one sector will change over time based on how the multi-factor process assesses each sector’s relative attractiveness. The Fund does not apply any sector-based limits on its portfolio and the Adviser’s process may result in the Fund being invested significantly in one or more sectors.

The Fund will normally invest primarily in securities of U.S. companies. The equity securities in which the Fund may invest include, for example, common stock, American Depositary Receipts, preferred stock, warrants, and rights.

The Adviser expects to rebalance the Fund quarterly and the Adviser may actively trade the Fund’s portfolio securities based on its multi-factor process in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which may generate short-term gains for its shareholders, which are taxed at a higher rate than long-term gains. Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions. Investment models, such as quantitative and algorithmic models, may prove to be unsuccessful and may not perform as expected for a variety of reasons. For example, human judgment plays a role in building, utilizing, testing, and modifying the financial algorithms and formulas used in these models. In addition, the data, which is typically supplied by third parties, can be imprecise or become stale due to new events or changing circumstances. The success of models or factor-driven processes that are predictive in nature is dependent largely upon the accuracy, predictive value and reliability of the supplied data, including historical data. Certain low probability events or factors that are assigned little weight may occur or prove to be more likely or more relevant than expected, for short or extended periods of time. Market performance can be affected by non-quantitative factors (for example, investor fear or over-reaction or other emotional considerations) that are not easily integrated into quantitative analysis. Investment models also involve the risk that construction and implementation (including, for example, data problems, and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have adversely impacted the Fund. Investment models may use simplifying assumptions that can limit their effectiveness.

Focused Investment Risk. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class, the Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.

Foreign (Non-U.S.) Investment Risk. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the values of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.

Issuer Risk. The value of the Fund’s investments may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, in addition to the historical and prospective earnings of the issuer and the value of its assets.

Management and Operational Risk. The Fund is subject to management risk because it is actively managed. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired outcome. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, the Fund’s counterparties, market participants, issuers of securities held by the Fund, or the systems or technology on which the Fund may rely, may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations, such as calculating the Fund’s net asset value (“NAV”) or processing redemptions.

Market Risk. Market risk is the risk that securities prices will fall over short or extended periods of time. Historically, the securities markets have moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. Markets may, in response to governmental actions or intervention, political, economic, or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Portfolio Turnover Risk. It is anticipated that the Equity Funds that use quantitative strategies will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions, and lower after-tax performance.

Value Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class A, Class C, and Class I Shares compare with those of a broad measure of market performance. The Fund’s performance prior to March 31, 2017 reflects returns achieved pursuant to different principal investment strategies and investment processes, which included fundamental analysis. Accordingly, performance information prior to that date reflects the results of the previous investment strategies and investment processes. If the Fund’s current investment strategies and investment processes had been in place for the prior period, the performance information shown would have been different. The bar chart shows changes in the performance of the Fund’s Class I Shares and does not reflect the deduction of any sales charges applicable to Class A or Class C Shares. If sales charges applicable to Class A or Class C Shares had been reflected, the returns would be less than those shown below. The performance of Class A and Class C Shares will also differ from that of Class I Shares due to differences in expenses. The returns in the “Average Annual Total Returns” table reflect the deduction of any applicable sales charges. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance. Updated information on the Fund’s performance can be obtained by visiting http://pncfunds.com/performance/all/class_i/default.fs or by calling 1-800-622-FUND (3863).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I Shares from year to year and by showing how the average annual returns of the Fund’s Class A, Class C, and Class I Shares compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/performance/all/class_i/default.fs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict the Fund’s future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows changes in the performance of the Fund’s Class I Shares and does not reflect the deduction of any sales charges applicable to Class A or Class C Shares. If sales charges applicable to Class A or Class C Shares had been reflected, the returns would be less than those shown below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	14.74%	(6/30/09)
Worst Quarter	-21.03%	(12/31/08)
		The Fund’s year-to-date total return for Class I Shares through June 30, 2018 was -4.11%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the “Average Annual Total Returns” table reflect the deduction of any applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only. After-tax returns for Class A and Class C Shares will differ.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2017)
PNC Multi-Factor Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
PNC Multi-Factor Large Cap Value Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[3],[4]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Purchases of Class A Shares may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of PNC Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,051
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.93%
PNC Multi-Factor Large Cap Value Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.66%	[6]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months of the date of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 269
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	595
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,046
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,300
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	595
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,046
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,300
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.83%
PNC Multi-Factor Large Cap Value Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	285
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	519
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,194
Annual Return 2008	rr_AnnualReturn2008	(36.23%)
Annual Return 2009	rr_AnnualReturn2009	18.36%
Annual Return 2010	rr_AnnualReturn2010	8.58%
Annual Return 2011	rr_AnnualReturn2011	2.35%
Annual Return 2012	rr_AnnualReturn2012	11.18%
Annual Return 2013	rr_AnnualReturn2013	34.15%
Annual Return 2014	rr_AnnualReturn2014	12.43%
Annual Return 2015	rr_AnnualReturn2015	2.19%
Annual Return 2016	rr_AnnualReturn2016	6.43%
Annual Return 2017	rr_AnnualReturn2017	14.91%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.80%
PNC Multi-Factor Large Cap Value Fund | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.53%	[8]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.19%	[8]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.48%	[8]
PNC Multi-Factor Large Cap Value Fund | CLASS I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.70%	[8]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.80%	[8]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.60%	[8]

[1]	A sales charge is not charged on purchases of Class A Shares in the amount of $1,000,000 or more.
[2]	This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
[3]	Expense information has been restated to reflect current fees.
[4]	The Fund may reimburse expenses incurred by PNC Funds Distributor, LLC (the "Underwriter") up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees (the "Board") has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 28, 2019, at which time the Board will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board at any time.
[5]	"Other Expenses" include indirect fees and expenses of Acquired Funds that do not exceed 0.01% of the average net assets of the Fund. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[6]	PNC Capital Advisors, LLC (the "Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 0.93%, 1.65%, and 0.65% for Class A, Class C, and Class I Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, and dividend expenses related to short sales. This expense limitation continues through September 28, 2019, at which time the Adviser will determine whether to renew, revise, or discontinue it, except that it may be terminated by the Board at any time. The Adviser can be reimbursed by the Fund for any contractual fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within the three years following the year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts paid, waived, or reimbursed by the Adviser and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage expense limitation that was in effect (i) at the time the Adviser paid, waived or reimbursed the amount being repaid by the Fund or (ii) at the time of the reimbursement by the Fund. Any recoupment of fees waived or expenses reimbursed would be subject to the terms of any expense limitation agreement in place at the time of the recoupment.
[7]	A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months of the date of purchase.
[8]	After-tax returns are shown for Class I Shares only. After-tax returns for Class A and Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.